EMPLOYEES RIGHTS UPON RETIREMENT	12 Months Ended
Aug. 31, 2012
EMPLOYEE RIGHTS UPON TERMINATION [Abstract]
EMPLOYEE RIGHTS UPON TERMINATION
NOTE 8 - EMPLOYEES RIGHTS UPON RETIREMENT:

The Subsidiary is required to make a severance payment upon dismissal of an employee, or upon termination of employment in certain circumstances.  The severance pay liability to the employees (based upon length of service and the latest monthly salary - one month's salary for each year employed) is recorded on the Subsidiary's balance sheets under "Liability for employee rights upon retirement."  The liability is recorded as if it were payable at each balance sheet date on an undiscounted basis.

The liability is funded in part from the purchase of insurance policies or by the establishment of pension funds with dedicated deposits in the funds.  The amounts used to fund these liabilities are included in the Subsidiary's balance sheets under "Funds in respect of employee rights upon retirement."  These policies are the Subsidiary's assets.  However, under labor agreements and subject to certain limitations, any policy may be transferred to the ownership of the individual employee for whose benefit the funds were deposited.  In the years ended August 31, 2012 and 2011, the Subsidiary  deposited $3,620 and $3,275, respectively, with insurance companies in connection with its severance payment obligations.

In accordance with the current employment agreements with certain employees, the Subsidiary  makes regular deposits with certain insurance companies for accounts controlled by each applicable employee in order to secure the employee's rights upon retirement.  The Subsidiary  is fully relieved from any severance pay liability with respect to each such employee after it makes the payments on behalf of the employee.  The liability accrued in respect of these employees and the amounts funded, as of the respective agreement dates, are not reflected in the Subsidiary 's balance sheets, as the amounts funded are not under the control and management of the Subsidiary  and the pension or severance pay risks have been irrevocably transferred to the applicable insurance companies (the "Contribution Plans").

The amounts of severance pay expenses were $5,615 and $10,241 for the years ended August 31, 2012 and 2011, respectively. $7,089 and $6,966 in the years ended August 31, 2012 and 2011, respectively, were in respect of a Contribution Plan.

The Subsidiary  expects to contribute approximately $10,155 in the year ending August 31, 2013 to insurance companies in connection with its severance liabilities for its operations for that year, $7,619 of which will be contributed to one or more Contribution Plans.